SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

22. SUBSEQUENT EVENTS

On December 29, 2025, the Company entered into a restricted common share compensation agreement with Hiroshi Furukawa, the Company’s chief executive officer and representative director. Pursuant to the compensation agreement, the Company issued 1,666,666 common shares of the Company to Mr. Furukawa on January 20, 2026. The issuance of the shares was in consideration for Mr. Furukawa’s services rendered and included a prohibition on any sale, transfer, loan or pledge of the Shares for a period of 20 years from the date of grant. However, the prohibition may be canceled by a resolution of the Company’s board of directors.

On December 29, 2025, the Company held the 2026 annual general meeting of shareholders, at which the Company’s shareholders resolved, as a special resolution, the reverse share split of all of the authorized, issued, and outstanding common shares of the Company, at the reverse share split ratio of 1-for-30, effective on January 26, 2026.

On December 15, 2025, the Company entered into a restricted stock compensation agreement (the “Compensation Agreement”) with Mr. Hideaki Horikiri, the Company’s chief financial officer and director. Pursuant to the Compensation Agreement, on December 30, 2025, the Company issued 1,333,333 common shares of the Company to Mr. Horikiri, and the issuance of the common shares is in consideration for Mr. Horikiri’s services rendered and included a prohibition on any sale, transfer, loan or pledge of the shares for a period of 20 years from the date of grant. However, the prohibition may be canceled by a resolution of the Company’s board of directors. The execution of the Compensation Agreement and the issuance of the common shares under the Compensation Agreement were authorized by the Company’s shareholder resolution and board of directors’ resolution dated September 30, 2025 and December 15, 2025, respectively.

The Company has evaluated subsequent events after the balance sheet date through February 13, 2026, the date the financial statements were available for issuance. Management has determined that no significant events or transactions have occurred subsequent to the balance sheet date other than the event disclosed above that require recognition or disclosure in the financial statements.